EQUITY METHOD INVESTMENTS - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Nov. 08, 2018 $ / shares shares	Oct. 01, 2018 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Nov. 30, 2022 USD ($) shares	May 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 kr / shares	Nov. 30, 2022 shares kr / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2011 USD ($)	Mar. 31, 2006 $ / shares shares
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 104,108			$ 104,108			$ 52,215	$ 44,385
Common shares, par value (in dollars per share) | $ / shares			$ 1.00			$ 1.00			$ 1.00
ECGS
Schedule of Equity Method Investments [Line Items]
Common stock purchased (in shares) | shares													500,000
Common stock purchased, price per share (in dollars per share) | $ / shares													$ 1
Percentage of voting interest acquired (in percent)			50.00%			50.00%							50.00%
Investee capital share amount called												$ 7,500
Cash paid to maintain equity interest												$ 3,750
CoolCo
Schedule of Equity Method Investments [Line Items]
Sale of NFE common stock (in shares) | shares				8,000,000
Ownership percentage disposed				11.20%
Ownership percentage after transaction (in percent)			8.30%
Sale of stock (in USD/NOK per share) | kr / shares								kr 130
Proceeds for shares issued				$ 97,900
Fees paid				1,500
Shares held after transaction (in shares) | shares								4,500,000
Gain on disposal of interest				$ 400
Share price (in NOK/dollars per share) | (per share)			$ 11.60			$ 11.60	kr 113.70
Ownership percentage (in percent)			8.30%			8.30%			0.00%
Equity method investments			$ 55,439			$ 55,439			$ 0
CoolCo | Private placement
Schedule of Equity Method Investments [Line Items]
Sale of NFE common stock (in shares) | shares				13,700,000
Sale of stock (in USD/NOK per share) | kr / shares								kr 130
ECGS
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)			50.00%			50.00%			50.00%			50.00%
Equity method investments			$ 4,503			$ 4,503			$ 4,302
Avenir
Schedule of Equity Method Investments [Line Items]
Ownership percentage after transaction (in percent)	22.50%
Ownership percentage (in percent)		25.00%	23.50%			23.50%			23.50%
Equity method investments			$ 41,790			$ 41,790			$ 47,913
Equity method investment, commitment			18,000			18,000
Aggregate cost			$ 42,750			$ 42,750
Avenir | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd
Schedule of Equity Method Investments [Line Items]
Investment company, committed capital		$ 182,000
Avenir | Stolt-Nielsen Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage after transaction (in percent)	45.00%	50.00%
Shares subscribed but unissued | shares	49,500,000
Avenir | Hoegh LNG Holdings Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage after transaction (in percent)	22.50%	25.00%
Shares subscribed but unissued | shares	24,750,000
Avenir | Private placement
Schedule of Equity Method Investments [Line Items]
Sale of NFE common stock (in shares) | shares	110,000,000					11,000,000
Equity method investments		$ 24,800
Common shares, par value (in dollars per share) | $ / shares	$ 1.00										$ 1.00
Shares subscribed but unissued | shares	24,750,000
Equity shortfall notice											$ 45,000
Aqualung
Schedule of Equity Method Investments [Line Items]
Ownership percentage after transaction (in percent)					4.40%
Ownership percentage (in percent)			4.40%			4.40%			0.00%
Investment company, committed capital					$ 2,400
Equity method investments			$ 2,376			$ 2,376			$ 0
Aqualung | DK Innovations (US) Inc., Global Ship Lease Inc., MKS Pamp Group Limited and Standard Lithium Ltd.
Schedule of Equity Method Investments [Line Items]
Investment company, committed capital					$ 10,000